NOTE 4. NOTE PAYABLE, NET (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Aug. 01, 2025	Jul. 01, 2025	Jun. 01, 2024	Jun. 01, 2022
Short-Term Debt [Line Items]
Repayments of Long-Term Debt	$ 5,375,000
Block 40 L L C 2024 [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 84,000,000
[custom:DebtInstrumentBasisSpreadOnVariableRate-0]					3.00%		2.75%
[custom:DerivativeInstrumentInterestRateCapRatePercentage-0]						2.25%
Block 40 L L C 2024 [Member] | Loan Agreement Financial Institution [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			7.24%
Block 40 L L C 2024 [Member] | Curtailment Payments [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					$ 10,375,000
Repayments of Long-Term Debt			$ 8,750,000
Block 40 L L C 2024 [Member] | Notional Amount Of New Rate Cap [Member]
Short-Term Debt [Line Items]
Derivative, Notional Amount				$ 73,625,000
Block 40 L L C 2024 [Member] | Interest Rate Cap [Member]
Short-Term Debt [Line Items]
Derivative, Gain on Derivative			1,093,000
Unrealized Gain (Loss) on Derivatives			1,249,000
Interest Expense, Operating and Nonoperating			6,349,000
Amortization of Debt Issuance Costs and Discounts			$ 548,000